FVM - Movements of level 3 instruments - Assets (Detail) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2021		Jun. 30, 2020
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[1]	$ 404,576
Balance at the end of period	[1]	345,525
Level 3
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[1]	8,278
Balance at the end of period	[1]	8,129
Level 3 | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[2]	100
Balance at the end of period	[2]	100
Level 3 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period		1,200
Balance at the end of period		1,200
Level 3 | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period		1,500
Balance at the end of period		1,600
Level 3 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[2]	700
Balance at the end of period	[2]	700
Level 3 | Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period		2,300	[3]	$ 1,800
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[4]	0		(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		0
Purchases		300		300
Sales		(800)		(1,000)
Issuances		400		1,400
Settlements		(0)		(0)
Transfers into Level 3		200		300
Transfers out of Level 3		(200)		(0)
Foreign currency translation		0		0
Balance at the end of period		2,100	[3]	2,700
Level 3 | Financial assets at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period		0	[3]	0
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[4]	0		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		0
Purchases		0		0
Sales		(0)		(0)
Issuances		0		0
Settlements		(0)		(0)
Transfers into Level 3		0		0
Transfers out of Level 3		(0)		(0)
Foreign currency translation		0		0
Balance at the end of period		0	[3]	0
Level 3 | Financial assets at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period		800	[3]	500
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[4]	0		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		0
Purchases		100		200
Sales		(100)		(200)
Issuances		0		0
Settlements		(0)		(0)
Transfers into Level 3		0		200
Transfers out of Level 3		(100)		(0)
Foreign currency translation		0		0
Balance at the end of period		800	[3]	800
Level 3 | Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period		1,100	[3]	800
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[4]	0		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		0
Purchases		100		0
Sales		(500)		(600)
Issuances		400		1,400
Settlements		(0)		(0)
Transfers into Level 3		0		0
Transfers out of Level 3		(200)		(0)
Foreign currency translation		0		0
Balance at the end of period		1,000	[3]	1,600
Level 3 | Financial assets at fair value held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period		400	[3]	400
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[4]	(100)		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		(100)		0
Purchases		0		0
Sales		(200)		(200)
Issuances		0		0
Settlements		(0)		(0)
Transfers into Level 3		100		100
Transfers out of Level 3		(0)		(0)
Foreign currency translation		0		0
Balance at the end of period		300	[3]	300
Level 3 | Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period		3,900	[3]	4,000
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[4]	100		(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		100		(100)
Purchases		700		500
Sales		(300)		600
Issuances		0		0
Settlements		(0)		(0)
Transfers into Level 3		100		(100)
Transfers out of Level 3		(0)		(0)
Foreign currency translation		0		0
Balance at the end of period		4,500	[3]	3,700
Level 3 | Financial assets at fair value not held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period		900	[3]	1,200
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[4]	0		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		0
Purchases		400		400
Sales		(100)		(500)
Issuances		0		0
Settlements		(0)		(0)
Transfers into Level 3		0		0
Transfers out of Level 3		(0)		(0)
Foreign currency translation		0		0
Balance at the end of period		1,100	[3]	1,000
Level 3 | Financial assets at fair value not held for trading | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period		1,500	[3]	1,500
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[4]	0		(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		(100)
Purchases		0		0
Sales		(0)		(0)
Issuances		0		0
Settlements		(0)		(0)
Transfers into Level 3		0		0
Transfers out of Level 3		(0)		(0)
Foreign currency translation		0		0
Balance at the end of period		1,600	[3]	1,400
Level 3 | Financial assets at fair value not held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period		500	[3]	500
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[4]	100		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		100		0
Purchases		100		100
Sales		(100)		(0)
Issuances		0		0
Settlements		(0)		(0)
Transfers into Level 3		0		100
Transfers out of Level 3		(0)		(0)
Foreign currency translation		0		0
Balance at the end of period		600	[3]	500
Level 3 | Financial assets at fair value not held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period		1,000	[3]	700
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[4]	0		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		0
Purchases		200		100
Sales		(0)		(100)
Issuances		0		0
Settlements		(0)		(0)
Transfers into Level 3		0		0
Transfers out of Level 3		(0)		(0)
Foreign currency translation		0		0
Balance at the end of period		1,200	[3]	800
Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period		1,800	[3]	1,300
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[4]	(200)		300
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		(100)		400
Purchases		0		0
Sales		(0)		(0)
Issuances		500		500
Settlements		(400)		(500)
Transfers into Level 3		0		0
Transfers out of Level 3		(100)		(100)
Foreign currency translation		0		0
Balance at the end of period		1,500	[3]	1,500
Level 3 | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period		500	[3]	300
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[4]	(100)		200
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		(100)		200
Purchases		0		0
Sales		(0)		(0)
Issuances		0		0
Settlements		(100)		(200)
Transfers into Level 3		0		0
Transfers out of Level 3		(0)		(0)
Foreign currency translation		0		0
Balance at the end of period		300	[3]	300
Level 3 | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period		900	[3]	600
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[4]	100		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		100		100
Purchases		0		0
Sales		(0)		(0)
Issuances		300		500
Settlements		(400)		(200)
Transfers into Level 3		0		0
Transfers out of Level 3		(100)		(100)
Foreign currency translation		0		0
Balance at the end of period		800	[3]	800
Level 3 | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period		300	[3]	400
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[4]	(100)		100
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		(100)		100
Purchases		0		0
Sales		(0)		(0)
Issuances		100		0
Settlements		(0)		(200)
Transfers into Level 3		0		0
Transfers out of Level 3		(0)		(0)
Foreign currency translation		0		0
Balance at the end of period		300	[3]	400
Level 3 | Derivative financial instruments | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period		0	[3]	0
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[4]	0		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		0
Purchases		0		0
Sales		(0)		(0)
Issuances		0		0
Settlements		(0)		(0)
Transfers into Level 3		0		0
Transfers out of Level 3		(0)		(0)
Foreign currency translation		0		0
Balance at the end of period		$ 0	[3]	$ 0

[1]	Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented
[2]	The range of inputs is not disclosed, as there is a dispersion of values given the diverse nature of the investments.
[3]	Total Level 3 assets as of 30 June 2021 were USD 8.1 billion (31 December 2020: USD 8.3 billion). Total Level 3 liabilities as of 30 June 2021 were USD 18.4 billion (31 December 2020: USD 15.2 billion).
[4]	Net gains / losses included in comprehensive income are composed of Net interest income, Other net income from financial instruments measured at fair value through profit or loss and Other income